Stockholders' equity - Share-based compensation expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 653,452	$ 191,682	$ 263,396	$ 122,134	$ 218,294
Chief Executive Officer | Accelerated share-based compensation summary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		$ 134,258
Number of options		153,940
Expected volatility		97.00%
Expected dividend yield		0.00%
Chief Executive Officer | Accelerated share-based compensation summary | Grant Date 1/11/2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options		16,667
Chief Executive Officer | Accelerated share-based compensation summary | Grant Date 1/20/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options		6,667
Chief Executive Officer | Accelerated share-based compensation summary | Grant Date 2/27/2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options		60,606
Chief Executive Officer | Accelerated share-based compensation summary | Grant Date 4/21/2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options		20,000
Chief Executive Officer | Accelerated share-based compensation summary | Grant Date 4/30/2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options		50,000
Chief Executive Officer | Accelerated share-based compensation summary | Previously
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		$ 414,018
Chief Executive Officer | Accelerated share-based compensation summary | Previously | Grant Date 1/11/2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		109,769
Chief Executive Officer | Accelerated share-based compensation summary | Previously | Grant Date 1/20/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		120,712
Chief Executive Officer | Accelerated share-based compensation summary | Previously | Grant Date 2/27/2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		99,738
Chief Executive Officer | Accelerated share-based compensation summary | Previously | Grant Date 4/21/2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		70,346
Chief Executive Officer | Accelerated share-based compensation summary | Previously | Grant Date 4/30/2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		13,453
Chief Executive Officer | Accelerated share-based compensation summary | Accelerated
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		87,783
Chief Executive Officer | Accelerated share-based compensation summary | Accelerated | Grant Date 1/11/2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		0
Chief Executive Officer | Accelerated share-based compensation summary | Accelerated | Grant Date 1/20/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		0
Chief Executive Officer | Accelerated share-based compensation summary | Accelerated | Grant Date 2/27/2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		0
Chief Executive Officer | Accelerated share-based compensation summary | Accelerated | Grant Date 4/21/2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		20,736
Chief Executive Officer | Accelerated share-based compensation summary | Accelerated | Grant Date 4/30/2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		67,047
Chief Executive Officer | Accelerated share-based compensation summary | Incremental
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		46,475
Chief Executive Officer | Accelerated share-based compensation summary | Incremental | Grant Date 1/11/2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		11,782
Chief Executive Officer | Accelerated share-based compensation summary | Incremental | Grant Date 1/20/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		7,621
Chief Executive Officer | Accelerated share-based compensation summary | Incremental | Grant Date 2/27/2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		12,313
Chief Executive Officer | Accelerated share-based compensation summary | Incremental | Grant Date 4/21/2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		13,485
Chief Executive Officer | Accelerated share-based compensation summary | Incremental | Grant Date 4/30/2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		1,274
Chief Executive Officer | Accelerated share-based compensation summary | Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		548,276
Chief Executive Officer | Accelerated share-based compensation summary | Total | Grant Date 1/11/2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		121,551
Chief Executive Officer | Accelerated share-based compensation summary | Total | Grant Date 1/20/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		128,333
Chief Executive Officer | Accelerated share-based compensation summary | Total | Grant Date 2/27/2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		112,051
Chief Executive Officer | Accelerated share-based compensation summary | Total | Grant Date 4/21/2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		104,567
Chief Executive Officer | Accelerated share-based compensation summary | Total | Grant Date 4/30/2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		$ 81,774
Minimum | Chief Executive Officer | Accelerated share-based compensation summary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		1.71%
Expected life (in years)		1 year 6 months
Maximum | Chief Executive Officer | Accelerated share-based compensation summary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		1.92%
Expected life (in years)	5 years